Trade and Other Receivables (Narrative) (Details) ₪ in Millions	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018
Trade and other current receivables [abstract]
Number of monthly payments (mainly)	36
Discount transactions made with financial institution	₪ 30
Annual discount rate	3.30%	3.30%